Other receivables, net (Tables)	12 Months Ended
Dec. 31, 2021
Other Receivables Net
Schedule of other receivables

	December 31,	December 31,
	2021	2020

Deposit for business acquisitions	$13,485,383	$13,177,023
Deposit for set-up of research center	94,107	91,955
Others	3,062,247	1,093,573
Allowance for doubtful accounts	(13,665,255)	(32,937)
Total other receivables, net	$2,976,482	$14,329,614

Schedule of movements of allowance for doubtful accounts

Beginning balance	$32,937	$42,676
Addition/(Write-off)	13,471,554	(12,691)
Exchange rate effect	160,764	2,952
Ending balance	$13,665,255	$32,937